INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		6 Months Ended	10 Months Ended	12 Months Ended
	Oct. 23, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Option to purchase additional units				252,500
Proceeds held in trust account				$ 60,000,000
Underwriting option period		45 days		45 days
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Option to purchase additional units	6,000,000
Sale of stock price per share	$ 10.00
Proceeds held in trust account	$ 60,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Option to purchase additional units	252,500
Sale of stock price per share	$ 10.00
Proceeds held in trust account	$ 60,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Option to purchase additional units		900,000		900,000